Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.30

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
2024090710	XXX	Loan Type	XXX	XXX	Loan type verified as Non-QM per guidelines.
2024090710	XXX	Original Note Balance	XXX	XXX	The Note amount is $XXX (p560). Unable to determine the source of the tape value.
2024090710	XXX	Original Loan to Value	XXX	XXX	The 1008 (p9) reflects LTV as XXX%. Unable to determine the source of the tape value.
2024090710	XXX	Original Combined Loan to Value	XXX	XXX	The 1008 (p9) reflects CLTV as XXX%. Unable to determine the source of the tape value.
2024090710	XXX	Total Debt to Income Ratio	XXX	XXX	The 1008 (p9) reflects DTI as XXX%. Unable to determine the source of the tape value. No material variance to approved DTI.
2024090710	XXX	Appraised Value	XXX	XXX	Data Tape value per Sales Price.
2024090709	XXX	Loan Type	XXX	XXX	Source of Tape Value is unknown. Review Value based on XXX.
2024090709	XXX	Total Debt to Income Ratio	XXX	XXX	Variance < XXX%
2024090708	XXX	Loan Type	XXX	XXX	Subject is Non-QM. Source of tape value is unknown.
2024090708	XXX	Total Debt to Income Ratio	XXX	XXX	Non-material discrepancy due to minor variations in income/liability calculations.
2024090707	XXX	Loan Type	XXX	XXX	Transaction type verified as Non-QM.
2024090707	XXX	Total Debt to Income Ratio	XXX	XXX	Within tolerance.
2024090706	XXX	Loan Type	XXX	XXX	Loan is a non-QM bank statement loan. Unable to determine the source of the tape value.